Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Intangible assets
Cost	$ 172,935	$ 165,914
Accumulated amortization	(66,567)	(45,484)
Amortization expense	21,086	15,303	$ 9,745
Next 5 years amortization
For the year ended March 31, 2019	20,278
For the year ended March 31, 2020	17,002
For the year ended March 31, 2021	14,853
For the year ended March 31, 2022	12,631
For the year ended March 31, 2023 and thereafter	41,604
Total	$ 106,368	120,430
Capitalized software development costs
Intangible assets
Weighted-average useful lives	5 years
Cost	$ 27,005	22,383
Accumulated amortization	(13,444)	(9,582)
Contract-based customer relationships
Intangible assets
Cost	111,776	109,339
Accumulated amortization	$ (40,749)	(28,324)
Contract-based customer relationships | Minimum
Intangible assets
Weighted-average useful lives	5 years
Contract-based customer relationships | Maximum
Intangible assets
Weighted-average useful lives	10 years
IP rights
Intangible assets
Cost	$ 31,764	31,764
Accumulated amortization	$ (11,472)	(6,899)
IP rights | Minimum
Intangible assets
Weighted-average useful lives	5 years
IP rights | Maximum
Intangible assets
Weighted-average useful lives	8 years
Trade names and brands
Intangible assets
Cost	$ 1,985	1,990
Accumulated amortization	$ (533)	(317)
Trade names and brands | Minimum
Intangible assets
Weighted-average useful lives	8 years
Trade names and brands | Maximum
Intangible assets
Weighted-average useful lives	10 years
Other
Intangible assets
Cost	$ 405	438
Accumulated amortization	$ (369)	$ (362)
Other | Minimum
Intangible assets
Weighted-average useful lives	4 years
Other | Maximum
Intangible assets
Weighted-average useful lives	6 years